Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2020
Goodwill And Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets

	As at December 31,
	2019	2020	2020
	RMB	RMB	US$
Acquired customer relationships	399,255	397,979	60,993
Acquired license	—	2,556	392
Less: accumulated amortization	(38,506)	(80,236)	(12,297)
Intangible assets, net	360,749	320,299	49,088